Related Party Transactions (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Due to sports industry			$ 30,000
Accounts payable	$ 0	$ 0	$ 30,000
CEO [Member]
Related Party Transactions (Details) [Line Items]
Compensation	$ 35,000
CFO [Member]
Related Party Transactions (Details) [Line Items]
Compensation		$ 35,000